Investment in Non-Marketable Securities - Schedule of Investment in Non Marketable Securities (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Apr. 03, 2019	Dec. 31, 2018
Total investment in non-marketable securities	$ 1,500	$ 732,137	$ 726,119
Phoenix Plus Corporation [Member]
Cost of investment	1,500	1,500	1,500	$ 1,500	1,500
Total investment in non-marketable securities	1,500	732,137
Directors of Unreserved Investments [Member]
Investment in non-marketable securities	730,637	730,637
Less: Sale of investment in non-marketable securities	(730,637)
Investment in non-marketable securities		730,637
Cost of investment			832,335		832,335
Total investment in non-marketable securities		$ 730,637	$ 724,619